Fixed Assets - Components of Fixed Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 13,212	$ 12,922
Property plant and equipment, net	6,005	5,402
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	259	266
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,659	1,653
Accumulated depreciation	(590)	(577)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,294	11,003
Accumulated depreciation	$ (6,617)	$ (6,943)